UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07359
HYPERION BROOKFIELD INCOME FUND, INC.
(Exact name of registrant as specified in charter)
THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Address of principal executive offices) (Zip code)
CLIFFORD E. LAI, PRESIDENT
HYPERION BROOKFIELD INCOME FUND, INC.
THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1 (800) Hyperion
Date of fiscal year end: July 31
Date of reporting period: January 31, 2008

Item 1. Reports to Shareholders.

Hyperion
Brookfield
Income
Fund, Inc.

Semi-Annual Report

January 31, 2008

Item 1. Reports to Shareholders.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio Composition – (Unaudited)

The chart that follows shows the allocation of the Fund’s holdings by asset category as of January 31, 2008.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments as of January 31, 2008*

* As a percentage of total investments.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2008
			Principal
	Interest		Amount		Value
	Rate	Maturity	(000s)		(Note 2)

ASSET-BACKED SECURITIES – 1.9%
Long Beach Mortgage Loan Trust
Series 2002-5, Class M4B	6.00%	11/25/32	$742		$24,904
Mid-State Trust
Series 2004-1, Class B	8.90	08/15/37	2,347		2,308,491
Sail Net Interest Margin Notes
Series 2004-BNC2, Class B* (e)	7.00	12/27/34	619		5,238
Series 2003-5, Class A* (e)	7.35	06/27/33	31		420
Series 2003-3, Class A* (e)	7.75	04/27/33	78		1,210

					6,868

Structured Asset Investment Loan Trust
Series 2004-4, Class B* (c) (e)	5.00/5.50	04/25/34	780		21,777
Series 2004-11, Class B* (c) (e)	5.00/5.50	01/25/35	2,371		154,050
Series 2003-BC13, Class B* (a) (c)	6.00/5.50	11/25/33	325		56,031
Series 2004-3, Class B* (c)	6.00/6.50	04/25/34	992		69,874

					301,732

Wells Fargo Alternative Loan Trust
Series 2005-1, Class B5	5.50	02/25/35	310		46,488
Series 2005-1, Class B6	5.50	02/25/35	397		19,851

					66,339

Total Asset-Backed Securities
(Cost – $8,556,878)					2,708,334

COMMERCIAL MORTGAGE BACKED SECURITIES – 118.0%
Other Commercial Mortgage Backed Securities – 118.0%
Banc America Commercial Mortgage, Inc.
Series 2004-6, Class F*	5.36	12/10/42	2,500	@	2,026,113
Series 2007-2, Class L*	5.37	04/10/49	1,514		673,308
Series 2007-2, Class M*	5.37	04/10/49	695		292,139
Series 2007-2, Class N*	5.37	04/10/49	2,340		919,115
Series 2007-2, Class O	5.37	04/10/49	889		322,726
Series 2007-2, Class P*	5.37	04/10/49	844		302,475
Series 2007-2, Class Q*	5.37	04/10/49	3,131		1,066,657
Series 2007-2, Class S*	5.37	04/10/49	11,887		2,324,488
Series 2006-2, Class J*	5.48	05/10/45	882		413,366
Series 2006-2, Class K*	5.48	05/10/45	1,386		614,279
Series 2006-2, Class L*	5.48	05/10/45	1,591		668,040
Series 2006-2, Class M*	5.48	05/10/45	1,040		414,112
Series 2006-2, Class N*	5.48	05/10/45	2,080		786,414
Series 2006-2, Class O*	5.48	05/10/45	2,035		691,788
Series 2006-2, Class P*	5.48	05/10/45	11,190		2,186,854
Series 2007-2, Class K*	5.70	04/10/49	3,610	@	1,729,923
Series 2002-PB2, Class K*	6.29	06/11/35	2,000		1,847,734

					17,279,531

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2008
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class L*	4.66%		09/11/42	$5,000		$2,172,960
Series 2004-ESA, Class A3*	4.74		05/14/16	3,500	@	3,588,319
Series 2004-T16, Class A6*	4.75		02/13/46	5,300	@	5,148,531
Series 2005-T18, Class A4*	4.93		02/13/42	11,000	@	10,736,451
Series 2006-PWR13, Class J*	5.26		09/11/41	3,185		1,708,682
Series 2006-PWR13, Class N*	5.26		09/11/41	1,297		360,507
Series 2006-PWR13, Class K*	5.26		09/11/41	399		192,652
Series 2006-PWR13, Class L*	5.26		09/11/41	2,663		871,733
Series 2006-PWR13, Class M*	5.26		09/11/41	2,175		638,610
Series 2006-PWR13, Class O*	5.26		09/11/41	2,172		574,441
Series 2006-PWR13, Class P*	5.26		09/11/41	10,858		2,055,911
Series 2004-PWR5, Class F*	5.48	†	07/11/42	3,500	@	2,804,771
Series 2004-PWR6, Class F*	5.62	†	11/11/41	2,250	@	1,604,682
Series 2005-PWR10, Class K*	5.63		12/11/40	6,113	@	3,428,372
Series 1999-C1, Class J*(e)	5.64		02/14/31	1,553		73,902
Series 2007-T28, Class G*	6.18		09/11/42	1,881		990,111
Series 2007-T28, Class F*	6.18		09/11/42	1,080		602,978
Series 2006-PWR13, Class H*	6.03		09/11/41	1,715		1,019,917

						38,573,530

CD 2006 CD2
Series 2006-CD2, Class K*	5.09		01/15/46	1,632		893,231
Series 2006-CD2, Class L*	5.09		01/15/46	1,166		571,430
Series 2006-CD6, Class M*	5.09		01/15/46	1,980		834,346

						2,299,007

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class G*	5.40	†	07/15/44	5,000	@	3,806,180
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C3, Class J*	4.23		05/15/38	1,200		914,119
Series 2004-C3, Class J*	4.78		07/15/36	275		191,770
Series 2006-C1, Class L*	5.24		02/15/39	1,717		960,239
Series 2006-C1, Class M*	5.24		02/15/39	1,200		627,673
Series 2006-C1, Class N*	5.24		02/15/39	1,288		638,044
Series 2006-C1, Class O*	5.24		02/15/39	429		201,459
Series 2006-C1, Class P*	5.24		02/15/39	430		190,610
Series 2006-C1, Class Q*	5.24		02/15/39	858		356,701
Series 2006-C1, Class S*	5.24		02/15/39	3,861		933,432
Series 2007-C2, Class K*	5.55		01/15/49	7,965		3,752,511

						8,766,558

Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L*	5.15		09/15/39	623		327,884
Series 2006-C4, Class M*	5.15		09/15/39	1,004		496,012
Series 2006-C4, Class N*	5.15		09/15/39	1,619		750,933
Series 2006-C4, Class O*	5.15		09/15/39	1,597		636,262
Series 2006-C4, Class P*	5.15		09/15/39	2,405		887,505
Series 2006-C4, Class Q*	5.15		09/15/39	3,193		1,123,751
Series 2006-C4, Class S*	5.15		09/15/39	15,963		3,465,966

						7,688,313

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2008
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5	5.22%		04/10/37	$11,500	@	$11,585,917
JP Morgan Commercial Mortgage Finance Corp.
Series 2003-C1, Class X1*	0.65		01/12/37	53,380		1,879,779
Series 2003-C1, Class K*	5.08		01/12/37	1,625		1,181,242
Series 2003-C1, Class L*	5.08		01/12/37	1,200		734,376
Series 2004-C2, Class A3	5.38		05/15/41	5,000	@	5,022,320
Series 2005-LDP5, Class J*	5.50		12/15/44	4,500	@	3,221,748
Series 2004-PNC1, Class A4	5.54		06/12/41	5,000	@	5,062,975
Series 1999-C7, Class F*	6.00		10/15/35	6,000	@	6,023,370
Series 2007-LDP11, Class K*	6.01		06/15/49	5,499	@	2,640,933

						25,766,743

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class G*	5.16		02/15/40	4,286	@	3,392,129
Series 2002-C2, Class V**	5.68		07/15/35	0		0
Series 2002-C2, Class M*	5.68		07/15/35	900		834,683
Series 2002-C2, Class N*	5.68		07/15/35	1,450		1,165,788
Series 2001-C7, Class L*	5.87		11/15/33	3,299		2,959,926

						8,352,526

LNR CDO Ltd.
Series 2007-1A, Class F*	4.74	†	12/26/49	3,750		739,320
Merrill Lynch Mortgage Trust
Series 2002-MW1, Class J*	5.70		07/12/34	2,295		2,102,203
Morgan Stanley Cap I, Inc.
Series 2005-HQ6, Class A4A	4.99		08/13/42	12,000	@	11,819,268
Series 2006-IQ11, Class J*	5.53		10/15/42	811		278,411
Series 2006-IQ11, Class K*	5.53		10/15/42	586		200,417
Series 2006-IQ11, Class L*	5.53		10/15/42	660		218,796
Series 2005-HQ6, Class J*	5.60	†	08/13/42	5,000	@	3,713,915

						16,230,807

PNC Corp. Center B Note (d) (e)	8.85		03/11/17	2,350		2,242,090
Sheffield Bldg. Mezzanine Loan (d) (e)	14.32		07/09/08	5,430		5,423,202
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class J*	4.70		04/15/42	1,248		737,475
Series 2005-C18, Class K*	4.70		04/15/42	1,665		932,006
Series 2005-C18, Class L*	4.70		04/15/42	797		423,428
Series 2005-C18, Class M*	4.70		04/15/42	532		270,085
Series 2005-C18, Class N*	4.70		04/15/42	648		262,208
Series 2002-C2, Class L*	4.94		11/15/34	1,833		1,495,107
Series 2002-C2, Class M*	4.94		11/15/34	1,072		763,717
Series 2002-C2, Class N*	4.94		11/15/34	938		638,800
Series 2002-C2, Class O*	4.94		11/15/34	755		441,848
Series 2002-C2, Class P* (e)	4.94		11/15/34	10,044		3,373,778
Series 2006-C29, Class K*	5.07		11/15/48	1,399		637,608
Series 2006-C29, Class L*	5.07		11/15/48	932		376,228
Series 2006-C29, Class M*	5.07		11/15/48	887		341,259
Series 2006-C29, Class N*	5.07		11/15/48	1,145		431,336
Series 2006-C29, Class O*	5.07		11/15/48	2,464		777,882
Series 2006-C29, Class P*	5.07		11/15/48	2,507		736,802
Series 2006-C29, Class Q*	5.07		11/15/48	11,284		2,953,587

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2008
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Series 2007-C31, Class L*	5.13%		04/15/47	$3,380	$1,429,017
Series 2007-C31, Class M*	5.13		04/15/47	729	291,549
Series 2007-C31, Class N*	5.13		04/15/47	2,840	1,061,419
Series 2007-C31, Class O*	5.13		04/15/47	1,645	559,933
Series 2007-C31, Class P*	5.13		04/15/47	1,654	474,079
Series 2007-C31, Class Q*	5.13		04/15/47	1,654	442,376
Series 2007-C31, Class S*	5.13		04/15/47	940	225,122
Series 2007-C31, Class T*	5.13		04/15/47	1,890	452,640
Series 2007-C31, Class U*	5.13		04/15/47	7,569	1,812,034

					22,341,323

Total Other Commercial Mortgage Backed Securities
(Cost – $232,299,009)					173,197,250

Total Commercial Mortgage Backed Securities
(Cost – $232,299,009)					173,197,250

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES – 20.4%
Subordinated Collateralized Mortgage Obligations – 20.4%
Citicorp Mortgage Securities, Inc.
Series 2003-4, Class B4	5.00		03/25/18	254	242,008
Series 2003-4, Class B5	5.00		03/25/18	127	110,714
Series 2003-4, Class B6	5.00		03/25/18	254	114,437
Series 2003-5, Class B4	5.35		04/25/33	480	407,471
Series 2003-5, Class B5	5.35		04/25/33	320	248,551
Series 2003-5, Class B6	5.35		04/25/33	481	199,551

					1,322,732

Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class L*	5.06		12/10/46	2,207	1,154,504
Series 2006-C8, Class M*	5.06		12/10/46	2,207	1,082,297
Series 2006-C8, Class N*	5.06		12/10/46	551	249,386
Series 2007-C9, Class P*	5.24		12/10/49	2,549	866,974
Series 2007-C9, Class Q*	5.24		12/10/49	1,527	506,326
Series 2007-C9, Class S*	5.24		12/10/49	10,824	2,604,525
Series 2007-C9, Class L*	5.24		12/10/49	4,197	1,820,835
Series 2007-C9, Class M*	5.24		12/10/49	1,647	675,385
Series 2007-C9, Class N*	5.24		12/10/49	1,778	690,052
Series 2007-C9, Class O*	5.24		12/10/49	1,512	548,792

					10,199,076

First Horizon Mortgage Trust
Series 2005-FA9, Class B4	5.50		12/25/35	1,053	131,672
Series 2005-FA9, Class B5	5.50		12/25/35	1,585	118,874
Series 2005-FA9, Class B6	5.50		12/25/35	1,125	33,740

					284,286

G3 Mortgage Reinsurance Ltd.
Series 1, Class EH* (e)	23.38	†	05/25/08	2,289	2,308,423
Harborview Mortgage Loan Trust
Series 2005-1, Class B4* (b)	5.68	†	03/19/35	969	561,902
Series 2005-1, Class B5* (b)	5.68	†	03/19/35	1,414	777,461
Series 2005-1, Class B6* (b)	5.68	†	03/19/35	1,525	228,678

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2008
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Series 2005-14, Class B4*	5.69%		12/19/35	$3,352	$1,340,715

					2,908,756

Residential Funding Mortgage Sec I
Series 2003-S6, Class B1	5.00		04/25/18	154	144,676
Series 2003-S6, Class B2	5.00		04/25/18	77	61,278
Series 2003-S6, Class B3	5.00		04/25/18	154	41,485
Series 2005-S9, Class B1*	5.75		12/25/35	896	411,498
Series 2005-S9, Class B2*	5.75		12/25/35	538	206,046
Series 2005-S9, Class B3*	5.75		12/25/35	754	195,964

					1,060,947

Resix Financial Ltd.
Series 2004-A, Class B8*	9.41	†	02/10/36	822	645,950
Series 2005-A, Class B9*	10.16	†	03/10/37	1,316	814,916
Series 2005-D, Class B9*	12.24	†	12/15/37	2,874	1,966,361
Series 2005-A, Class B10*	12.91	†	03/10/37	1,026	639,195
Series 2005-D, Class B10*	13.74	†	12/15/37	1,437	915,843
Series 2005-D, Class B11*	15.74	†	12/15/37	1,916	1,091,449
Series 2004-A, Class B11*	18.91	†	02/10/36	939	835,642

					6,909,356

Washington Mutual
Series 2005-AR2, Class B11 (b)	4.58	†	01/25/45	3,832	2,107,392
Series 2005-AR2, Class B12 (b)	4.58	†	01/25/45	2,658	398,769
Series 2003-S3, Class CB5	5.41		06/25/33	1,074	658,437
Series 2003-S3, Class CB6	5.41		06/25/33	1,074	349,156

					3,513,754

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR4, Class B6	4.56	†	04/25/35	1,107	188,230
Series 2006-14, Class B4*	6.00		11/25/36	1,238	553,105
Series 2006-15, Class B5*	6.00		11/25/36	1,856	408,389
Series 2006-15, Class B6*	6.00		11/25/36	1,976	335,927

					1,485,651

Total Subordinated Collateralized Mortgage Obligations
(Cost – $48,150,794)					29,992,981

Total Non-Agency Residential Mortgage Backed Securities
(Cost – $48,150,794)					29,992,981

					Value
				Shares	(Note 2)

Preferred Stock – 0.6%
Strategic Hotel Capital, Inc. Series A, 8.50% (REIT)* (cost $949,519)				37,154	931,172

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2008
			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

SHORT TERM INVESTMENTS – 5.4%
Federal Home Loan Mortgage Discount Note (f)	0.00%	02/04/08	$2,000	$1,999,584
Federal National Mortgage Association Discount Note (f)	0.00	02/04/08	5,300	5,298,719
United States Treasury Bill#	3.28	06/19/08	625	620,259

Total Short Term Investments
(Cost – $7,915,581)				7,918,562

Total Investments – 146.3%
(Cost – $297,871,781)				214,748,299
Liabilities in Excess of Other Assets – (46.3)%				(67,963,570)

NET ASSETS – 100.0%				$146,784,729

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 6).
*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
**	—	Acquired in connection with purchase of LB-UBS Commercial Mortgage Trust Series 2002-C2 Classes Q, S, T, and U.
†	—	Variable Rate Security — Interest Rate is in effect as of January 31, 2008.
(a)	—	Interest rate and principal amounts are based on the notional amount of the underlying mortgage pools.
(b)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(c)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d)	—	Investments in loans receivable.
(e)	—	Security valued in good faith pursuant to fair value procedures adopted by the Board of Directors. As of January 31, 2008, the total value of all such securities was $13,530,188 or 9.2% of net assets.
(f)	—	Zero Coupon Note-Interest rate represents current yield to maturity.
#	—	Portion or entire principal amount held as collateral for open future contracts (Note 8).
CDO	—	Collateralized Debt Obligation
REIT	—	Real Estate Investment Trust

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Statement of Assets and Liabilities – (Unaudited)
January 31, 2008

Assets:
Investments in securities, at market (cost $290,040,477) (Note 2)	$207,083,007
Investments in loans receivable (cost $7,831,304)	7,665,292

Total investments (cost $297,871,781)	214,748,299
Cash	840,742
Cash collateral held for margin requirement on swap contracts and futures	2,346,941
Interest and dividends receivable	1,678,090
Prepaid expenses	112,802

Total assets	219,726,874

Liabilities:
Reverse repurchase agreements (Note 6)	68,407,125
Interest payable for reverse repurchase agreements (Note 6)	124,514
Unrealized depreciation on swap contracts (Note 8)	3,972,729
Variation margin payable	301,875
Investment advisory fee payable (Note 4)	49,918
Administration fee payable (Note 4)	20,641
Accrued expenses	65,343

Total liabilities	72,942,145

Net Assets (equivalent to $3.89 per share based on 37,764,948 shares issued and outstanding)	$146,784,729

Composition of Net Assets:
Capital stock, at par value ($0.001, 200,000,000 shares authorized) (Note 7)	$37,765
Additional paid-in capital (Note 7)	253,073,398
Undistributed net investment income	3,500,450
Accumulated net realized loss on investments, swap contracts and futures	(20,927,910)
Net unrealized depreciation on investments, swap contracts and futures	(88,898,974)

Net assets applicable to capital stock outstanding	$146,784,729

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Statement of Operations – (Unaudited)
For the Six Months Ended January 31, 2008

Investment Income (Note 2):
Interest	$15,549,917
Dividends	216,404

15,766,321

Expenses:
Investment advisory fee (Note 4)	468,001
Administration fee (Note 4)	144,423
Insurance	44,942
Custodian	40,560
Legal fees	31,684
Directors’ fees	30,163
Audit and tax service fees	23,817
Reports to stockholders	10,117
Miscellaneous	5,044

Total operating expenses	798,751
Interest expense on reverse repurchase agreements (Note 6)	2,385,472

Total expenses	3,184,223
Less expenses waived by the investment adviser (Note 4)	(96,750)

Net expenses	3,087,473

Net investment income	12,678,848

Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 8):
Net realized loss on:
Investment transactions	(7,786,894)
Swap contracts	(8,020,079)
Futures	(5,424,988)

Net realized loss on investment transactions, swap contracts and futures transactions	(21,231,961)

Net change in unrealized appreciation/depreciation on:
Investments	(53,473,981)
Swap contracts	1,322,521
Futures	(640,900)

Net change in unrealized appreciation/depreciation on investments, swap contracts and futures	(52,792,360)

Net realized and unrealized loss on investments, swap contracts and futures	(74,024,321)

Net decrease in net assets resulting from operations	$(61,345,473)

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Statements of Changes in Net Assets

	For the Six Months
	Ended	For The Year
	January 31, 2008	Ended
	(Unaudited)	July 31, 2007

Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$12,678,848	$25,968,391
Net realized gain (loss) on investment transactions, swap contracts and futures	(21,231,961)	257,316
Net change in unrealized depreciation on investments, swap contracts and futures	(52,792,360)	(32,726,373)

Net decrease in net assets resulting from operations	(61,345,473)	(6,500,666)

Dividends to Stockholders (Note 2):
Net investment income	(9,388,284)	(25,733,022)
Net realized gains	—	(5,806,658)

Total dividends	(9,388,284)	(31,539,680)

Capital Stock Transactions (Note 7):
Net asset value of shares issued through dividend reinvestment (1,656,164 and 4,236,314 shares, respectively)	7,204,311	27,633,727
Cost of shares redeemed (– and 7,268,150 shares, respectively)	—	(49,423,420)

Net increase/(decrease) from capital stock transactions	7,204,311	(21,789,693)

Total decrease in net assets	(63,529,446)	(59,830,039)
Net Assets:
Beginning of period	210,314,175	270,144,214

End of period (including undistributed net investment income of $3,500,450 and $209,886, respectively)	$146,784,729	$210,314,175

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Statement of Cash Flows
For the Six Months Ended January 31, 2008 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(61,345,473)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(14,335,527)
Proceeds from disposition of long-term portfolio investments and principal paydowns	63,256,201
Purchases of short-term portfolio investments, net	(4,237,174)
Decrease in interest and dividend receivable	186,687
Increase in prepaid expenses and other assets	(75,554)
Increase in variation margin payable	135,109
Decrease in swap premiums received	(1,429,905)
Decrease in interest payable for reverse repurchase agreements	(48,111)
Decrease in investment advisory fee payable	(14,896)
Decrease in administration fee payable	(9,190)
Decrease in accrued expenses and other liabilities	(10,303)
Net amortization and paydown on investments	(4,673,831)
Unrealized depreciation on investments	53,473,981
Unrealized appreciation/depreciation on swap contracts	(1,322,521)
Net realized losses on investment transactions	7,786,894

Net cash provided by operating activities	37,336,387

Cash flows used in financing activities:
Net cash used for reverse repurchase agreements	(32,475,875)
Dividends paid to stockholders, net of reinvestments	(6,089,926)

Net cash used for financing activities	(38,565,801)

Net decrease in cash	(1,229,414)
Cash at beginning of period	4,417,097

Cash at end of period	$3,187,683

Noncash financing activities not included herein consist of reinvestment od dividends of $7,204,311.

Interest payments for the six months ended January 31, 2008 totaled $2,433,583.

Cash at the end of the period includes $2,346,941 held by third parties for margin requirements on swap contracts and futures.

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Financial Highlights

	For the
	Six Months
	Ended
	January 31, 2008		For The Year Ended July 31,
	(Unaudited)		2007	2006	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$5.82		$6.90	$6.96	$6.83	$6.84	$11.14

Net investment income	0.35		0.73	0.60	0.65 *	0.76 *	0.76
Net realized and unrealized gains (losses) on investments, short sales, futures and swap contracts	(2.02)		(0.94)	(0.02)	0.15	(0.08)	0.28

Net increase (decrease) in net asset value resulting from operations	(1.67)		(0.21)	0.58	0.80	0.68	1.04

Dividends from net investment income	(0.26)		(0.72)	(0.59)	(0.65)	(0.65)	(1.39)
Dividends from net realized gains	—		(0.15)	(0.05)	(0.02)	(0.04)	(0.92)
Dividends from returns of capital	—		—	—	—	—	(3.03)

Total dividends	(0.26)		(0.87)	(0.64)	(0.67)	(0.69)	(5.34)

Net asset value, end of period	$3.89		$5.82	$6.90	$6.96	$6.83	$6.84

Total Investment Return	(29.17	)%(1)	(3.97)%	8.47%	11.74%	10.02%	8.98%

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000’s)	$146,785		$210,314	$270,144	$178,578	$138,689	$98,539
Operating expenses	0.85%	(2)	0.79%	0.79%	0.87%	0.89%	0.77%
Interest expense	2.55%	(2)	0.50%	0.82%	0.72%	0.33%	0.05%
Total expenses	3.40%	(2)	1.29%	1.61%	1.59%	1.22%	0.82%
Total expenses including fee waiver and excluding interest expense	0.75%	(2)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	13.55%	(2)	9.39%	9.34%	9.67%	11.02%	7.75%
Portfolio turnover rate	6%	(1)	18%	46%	31%	51%	83%

(1)	Not annualized
(2)	Annualized
*	Calculated based on the average shares outstanding during the period.

See notes to financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2008

1.	The Fund

The Hyperion Brookfield Income Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on September 12, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified closed-end management investment company. Pursuant to the Fund’s charter, the Fund’s existence will terminate on December 31, 2008, unless stockholders holding more than 75% of the Fund’s common stock agree to extend the duration of the Fund’s existence for another year.

The Fund’s investment objective is to provide a high total return by investing in securities backed by interests in real estate. No assurance can be given that the Fund’s investment objective will be achieved.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments:  Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

Valuation of and Basis of Accounting for Loans Receivable:  Loans receivable are carried at fair value, which is considered equal to the present value of the expected future cash flows discounted at the loan’s effective interest rate, or collateral value, if the loan is collateral dependent. Interest income on the loans receivable is accrued based upon the principal amount outstanding.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Securities Transactions and Investment Income:  Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method.

Taxes:  The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its stockholders. Therefore, no federal income or excise tax provision is required.

The Financial Accounting Standards Board (“FASB”) has issued FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. As of January 31, 2008 the Fund has implemented FIN 48 and has determined that there is no impact on its financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2008

Distributions to Stockholders:  Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principals generally accepted in the United States of America. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.

Repurchase Agreements:  The Fund regularly invests in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Hyperion Brookfield Asset Management, Inc. (the “Adviser”) is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap agreements:  The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations. See Note 8 for a summary of all open swap agreements as of January 31, 2008.

Financial Futures Contracts:  A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

HYPERION BROOKFIELD INCOME FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2008

3.	Risks of Investing in Asset-Backed Securities

The value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

4.	Investment Advisory Agreements and Affiliated Transactions

The Fund entered into an Investment Advisory Agreement with the Adviser under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory Agreement provides, among other things, that the Adviser will bear all expenses of its employees and overhead incurred in connection with its duties under the Investment Advisory Agreement, and will pay all salaries of the Fund’s directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Adviser. The Investment Advisory Agreement provides that the Fund shall pay the Adviser a monthly fee for its services which are equal to 0.50% of the average weekly asset value of the Fund.

During the six months ended January 31, 2008, the Adviser earned $468,001 in management fees, of which the Adviser has waived $96,750 of its fee.

The Adviser has contractually agreed to either waive or reimburse the ongoing expenses of the Fund to the extent that such expenses, excluding interest expense, exceed 0.75% of average daily net assets per annum.

The Fund has entered into an Administration Agreement with the Adviser. The Adviser entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Adviser and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Adviser a monthly fee at an annual rate of 0.15% of the Fund’s average weekly net assets. During the six months ended January 31, 2008, the Adviser earned $144,423 in Administration fees. The Adviser is responsible for any fees due the Sub-Administrator, except for NQ filing fees.

Certain officers and/or directors of the Fund are officers and/or directors of the Adviser.

5.	Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the six months ended January 31, 2008, were $14,335,527 and $63,256,201, respectively.

6.	Borrowings

Under reverse repurchase agreements, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

HYPERION BROOKFIELD INCOME FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2008

As of January 31, 2008, the Fund had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount

$1,689,000	Bear Stearns, 4.44%, dated 01/24/08, maturity date 02/25/08	$1,695,662
1,604,000	Bear Stearns, 4.28%, dated 01/24/08, maturity date 02/25/08	1,610,097
2,159,000	Bear Stearns, 4.28%, dated 01/24/08, maturity date 02/25/08	2,167,207
4,471,000	Bear Stearns, 4.87%, dated 01/09/08, maturity date 02/07/08	4,488,540
2,975,000	Bear Stearns, 4.87%, dated 01/09/08, maturity date 02/07/08	2,986,671
1,322,000	Bear Stearns, 5.22%, dated 01/09/08, maturity date 02/07/08	1,327,559
916,000	Bear Stearns, 4.28%, dated 01/24/08, maturity date 02/25/08	919,482
1,912,000	Bear Stearns, 4.28%, dated 01/24/08, maturity date 02/25/08	1,919,268
1,165,000	Bear Stearns, 5.47%, dated 01/09/08, maturity date 02/07/08	1,170,133
9,332,000	Bear Stearns, 4.87%, dated 01/09/08, maturity date 02/07/08	9,368,610
10,234,000	Greenwich Capital, 4.07%, dated 01/22/08, maturity date 02/22/08	10,269,903
4,632,000	J.P. Morgan Chase, 4.30%, dated 01/18/08, maturity date 02/20/08	4,650,258
2,174,000	J.P. Morgan Chase, 4.75%, dated 01/18/08, maturity date 02/20/08	2,183,466
4,672,000	J.P. Morgan Chase, 4.30%, dated 01/18/08, maturity date 02/20/08	4,690,415
2,722,000	J.P. Morgan Chase, 4.60%, dated 01/18/08, maturity date 02/20/08	2,733,478
5,175,000	J.P. Morgan Chase, 4.50%, dated 01/18/08, maturity date 02/20/08	5,196,347
2,405,000	Morgan Stanley, 4.52%, dated 01/24/08, maturity date 02/25/08	2,414,671
8,848,125	Morgan Stanley, 4.27%, dated 01/24/08, maturity date 02/25/08	8,881,738

$68,407,125

	Maturity Amount, Including Interest Payable	$68,673,505

	Market Value of Assets Sold Under Agreements	$87,355,916

	Weighted Average Interest Rate	4.49%

The average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2008, was approximately $86,485,764 at a weighted average interest rate of 5.52%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $104,472,182 as of August 10, 2007, which was 33.29% of total assets.

7.	Capital Stock

There are 200 million shares of $0.001 par value common stock authorized. Of the 37,764,948 shares outstanding at January 31, 2008, the Adviser owned 69,442 shares. On October 1, 2004 the Fund purchased 174,263 shares of its common stock to provide liquidity to the Fund’s stockholders since the Fund’s shares are not sold on a secondary market. The value of the purchase shares amounted to $1,245,982. Also, on June 14, 2007, the Fund purchased 7,268,150 shares of its common stock to provide liquidity to the Fund’s stockholders. The value of the purchased shares amounted to $49,423,420.

8.	Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

HYPERION BROOKFIELD INCOME FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2008

As of January 31, 2008, the following swap agreements were outstanding:

Notional	Expiration		Net Unrealized
Amount	Date	Description	Depreciation

$5,000,000	09/11/42	Agreement with Bear Stearns, dated 11/02/05 to receive monthly the notional amount multiplied by 2.10% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on BSCMS 2005-PWR9K.	$(2,135,537)
6,000,000	04/15/42	Agreement with Morgan Stanley, dated 11/02/05 to receive monthly the notional amount multiplied by 2.15% and to pay only in the event of a write down, or failure to pay a principal payment or an interest shortfall on WBCMT 2005-C18J.	(1,837,192)

			$(3,972,729)

As of January 31, 2008, the Fund had the following short futures contracts outstanding:

Notional		Expiration	Cost at	Value at	Unrealized
Amount	Type	Date	Trade Date	January 31, 2008	Depreciation

$42,000,000	10 Yr. U.S. Treasury Note	March 2008	$47,219,112	$49,021,875	$(1,802,763)

9.	Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the six months ended January 31, 2008 and the year ended July 31, 2007 was as follows:

Distributions paid from:	2008	2007

Ordinary income	$9,388,284	$25,733,022
Long-term capital gain	—	5,806,658

	$9,388,284	$31,539,680

The components of distributable earnings on a tax basis are reported as of the Fund’s most recent year-end.
At July 31, 2007, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

Undistributed ordinary income	$246,517
Capital loss carryforward	$(2,201)
Post October loss	$(855,611)
Unrealized depreciation	$(34,981,382)

The capital loss carryforward expires July 31, 2015. The differences between undistributed ordinary income, the capital loss carryforward and unrealized depreciation on a tax basis and undistributed net investment income, accumulated net realized gain and unrealized depreciation as reported in the Statement of Assets and Liabilities is due to temporary book/tax differences related to swap income/expense and the mark to market of unrealized losses on futures and the deferral of post-October losses for tax purposes.

Federal Income Tax Basis:  The federal income tax basis of the Fund’s investments at January 31, 2008 was $297,871,781. Net unrealized depreciation, excluding swaps and futures was $(83,123,482) (gross appreciation — $1,683,883; gross unrealized depreciation — $(84,807,365)).

HYPERION BROOKFIELD INCOME FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2008

10.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11.	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, the Fund has not completed it evaluation of the impact of the adoption of SFAS No. 157 and the impact on the amounts reported in the financial statements.

HYPERION BROOKFIELD INCOME FUND, INC.
Information Concerning Directors and Officer (Unaudited)

The following tables provide the information concerning the directors and officers of the Hyperion Brookfield Income Fund, (the “Fund”).

	Position(s) Held with	Principal Occupation(s)	Number of
	Fund and Term of	During Past 5 Years and	Portfolios in Fund
Name, Address	Office and Length of	Other Directorships Held	Complex Overseen
and Age	Time Served	by Director	by Director

Robert F. Birch c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 72	Director, Member of the Audit Committee, Member of Nominating and Compensation Committee Elected since April 2002	Director of several investment companies advised by the Advisor or by its affiliates (1998-Present); President and Director of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001-Present).	4

Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 65	Director, Member of the Audit Committee, Member of Nominating and Compensation Committee Elected since May 2005	Chairman (since 2003) and Director of several investment companies advised by the Advisor or by its affiliates (1989-Present); Director and/or Lead Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); Director of Celgene Corporation (“CELG”) (April 2006-Present); Director of Student Loan Corporation (“STU”) (2005-Present); Director of Apex Silver Corp. (“SIL”) (2007-Present); General Partner of Resource Capital Fund II & III CIP L.P. (1998-2006); Co-founder of Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Services Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-2008); Trustee of Excelsior Funds (1994-2008); Trustee of Columbia Atlantic Funds (2007-Present).
			4

Harald R. Hansen c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 76	Director, Member of the Audit Committee, Member of Nominating and Compensation Committee Elected since December 1999	Director of other investment company advised by the Advisor or by its affiliates (2003-Present); Director of Crystal River Capital, Inc. (2005-Present); Director and Chairman of Executive Committee of Georgia Commerce Bank (2002-Present); Director of Midtown Alliance (1988-Present); Chairman of the Board of U.S. Disabled Athletes Fund (1991-2005); Trustee and Vice Chairman of the Board of Oglethorpe University (1993-Present); Trustee of Asheville School (1996-Present); Trustee of the Tull Foundation (1996-Present); Member of Advisory Board of Directors of Wachovia Bank, NA. (1996-Present).	2

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 54	Director and Chairman of the Board Elected since September 2000	Managing Partner of Brookfield Asset Management Inc. (2006-Present); Chairman (2005-Present), Chief Executive Officer (1998-2007), President (1998-2006) and Chief Investment Officer (1993-2002) of the Advisor; President, Chief Executive Officer and Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); President and Director of several investment companies advised by the Advisor or by its affiliates (1995-Present); and Co-Chairman (2003-2006) and Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	4

*	Interested person as defined by the Investment Company Act of 1940 as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

HYPERION BROOKFIELD INCOME FUND, INC.
Information Concerning Directors and Officer (Unaudited)

	Position(s) Held with	Principal Occupation(s)	Number of
	Fund and Term of	During Past 5 Years and	Portfolios in Fund
Name, Address	Office and Length of	Other Directorships Held	Complex Overseen
and Age	Time Served	by Director	by Director

Stuart A. McFarland c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 60	Director, Member of the Audit Committee, Member of Nominating and Compensation Committee Elected Since December 2006	Director of several investment companies advised by the Advisor or by its affiliates (2006-Present); Director of Brandywine Funds (2003-Present); Director of New Castle Investment Corp. (2000-Present); Chairman and Chief Executive Officer of Federal City Bancorp, Inc. (2005-2007); Managing Partner of Federal City Capital Advisors (1997-Present).	4

Louis P. Salvatore c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 61	Director, Chairman of the Audit Committee, Member of Nominating and Compensation Committee Elected Since December 2006	Director of several investment companies advised by the Advisor or by its affiliates (2005-Present); Director of Crystal River Capital, Inc. (“CRZ”) (2005-Present); Director of Turner Corp. (2003-Present); Director of Jackson Hewitt Tax Services, Inc. (“JTX”) (2004-Present); Employee of Arthur Andersen LLP (2002-Present); Partner of Arthur Andersen LLP (1977-2002).	4

HYPERION BROOKFIELD INCOME FUND, INC.
Information Concerning Directors and Officer (Unaudited)

Officers of the Fund

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address and Age	Held with Fund	Length of Time Served	During Past 5 Years

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 54	President	Elected Annually Since July 2007**	Please see “Information Concerning Directors and Officers”
John J. Feeney, Jr.* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 48	Vice-President	Elected Annually Since July 2007**	Director (2002-Present), Chief Executive Officer (2007-Present), President (2006-Present) and Director of Marketing (1997-2006) of the Advisor; Vice President of several investment companies advised by the Advisor (2007-Present); Executive Vice President and Secretary ofCrystal River Capital, Inc. (“CRZ”) (2005-2007).
Thomas F. Doodian* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 48	Treasurer	Elected Annually Since December 1999	Managing Director of Brookfield Operations and Management Services, LLC (2007-Present); Managing Director, Chief Operating Officer (1998-2006) and Chief Financial Officer (2002-2006) of the Advisor; Treasurer of several investment companies advised by the Advisor (1996-Present); Treasurer of Hyperion GMAC Capital Advisors, LLC (formerly, Lend Lease Hyperion Capital Advisors, LLC) (1996-2006).
Jonathan C. Tyras* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 39	Secretary	Elected Annually Since November 2006	Director, General Counsel and Secretary (2006-Present) of the Advisor; Vice President, General Counsel and Secretary of Crystal River Capital, Inc. (2006-Present); Secretary of several investment companies advised by the Advisor (2006-Present); Attorney at Paul, Hastings, Janofsky & Walker LLP (1998-2006).
Josielyne K. Pacifico* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 35	Chief Compliance Officer (“CCO”)	Elected Annually Since August 2006	Director and CCO (2006-Present), Assistant General Counsel (2006-Present), Compliance Officer (2005-2006) of the Advisor; CCO of several investment companies advised by the Advisor (2006-Present); Assistant Secretary of Crystal River Capital, Inc. (2007- Present); Compliance Manager of Marsh & McLennan Companies (2004-2005); Staff Attorney at the United States Securities and Exchange Commission (2001-2004).

*	Interested person as defined by the Invesment Company Act of 1940, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

**	John H. Dolan served as the President of the Fund until July 2007.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

HYPERION BROOKFIELD INCOME FUND, INC.
Additional Information

Quarterly Portfolio Schedule:  The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund’s Form N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund’s website at http://www.hyperionbrookfield.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Officers & Directors

Clifford E. Lai
President, Director and Chairman of the Board

Robert F. Birch*
Director

Harald R. Hansen*
Director

Rodman L. Drake*
Director

Stuart A. McFarland*
Director

Louis P. Salvatore*
Director

John J. Feeney, Jr.
Vice President

Thomas F. Doodian
Treasurer

Jonathan C. Tyras
Secretary

Josielyne K. Pacifico
Chief Compliance Officer
* Audit Committee Members

The financial information included herein is taken from records of the Fund without Audit by the Fund’s independent auditors, who do not express an opinion thereon.

This Report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.

Hyperion Brookfield Asset Management Inc.
Three World Financial Center
200 Vesey Street, 10th Floor
New York, NY 10281-1010

Item 2. Code of Ethics.
     Not Applicable.
Item 3. Audit Committee Financial Expert.
     Not Applicable.
Item 4. Principal Accountant Fees and Services.
     Not Applicable.
Item 5. Audit Committee of Listed Registrants.
     Not Applicable.
Item 6. Schedule of Investments.
See Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
     Not Applicable.

Item 11. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.
(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a) (1) None.
     (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.
     (3) None.
(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
HYPERION BROOKFIELD INCOME FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: April 4, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date: April 4, 2008

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer

Date: April 4, 2008